Income Taxes (Details 3) - USD ($) $ in Millions	Sep. 25, 2015	Sep. 26, 2014
Operating Loss Carryforwards
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 40	$ 36
Deferred tax assets:
Accrued liabilities and reserves	329	483
Tax loss and carryforwards	2,473	2,265
Postretirement benefits	141	106
Deferred revenue	138	120
Other	91	73
Gross deferred tax assets	3,172	3,047
Deferred tax liabilities:
Prepaid insurance	(109)	0
Property, plant and equipment	78	92
Intangible assets	622	532
Other	36	20
Gross deferred tax liabilities	845	644
Net deferred tax asset before valuation allowance	2,327	2,403
Valuation allowance	2,016	1,990
Net deferred tax asset	311	$ 413
Foreign Tax Authority
Operating Loss Carryforwards
Operating Loss Carryforwards	8,167
Operating Loss Carryforwards without Expiration	7,381
Operating Loss Carryforwards with Expiration	786
Internal Revenue Service (IRS)
Operating Loss Carryforwards
Operating Loss Carryforwards	342
State and Local Jurisdiction
Operating Loss Carryforwards
Operating Loss Carryforwards	$ 563